Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit/(loss) for the year	$ 1,016,941	$ (3,687,136)	$ (565,144)	[1]
Adjustments to profit/loss for non-cash items
Shared-based payments	20,210	95,419	370,040
Derivatives fair value adjustment	(3,291,010)	(292,562)	(3,103,350)
Forgiveness of debts	(91,623)	(273,037)	0	[1]
Net fair value loss/(gain) on revaluation of investment property	101,626	891,649	591,244
Depreciation	3,508	3,764	3,804
Provision for bad debt	39,340	37,622	0
Release of provision relating to litigation	(17,454)	(2,922)	(145,309)
Other provisions	0	26,332	13,816
Loss on sale of subsidiary	0	135,200	0
Gain on sale of real estate investments	(37,313)	0	0
Loss on foreign currency exchange on discontinued operation	0	254,935	0
Revenues normalization	22,910	12,419	45,797
Deferred tax assets/(liabilities)	(263,583)	25,717	(135,359)
Finance costs	3,218,145	3,468,145	3,942,402
Working capital adjustments
(Increase)/decrease in prepaid expenses	(9,184)	(48,025)	88,152
(Decrease)/increase in trade and other receivables	65,528	361,414	(85,023)
Increase/(decrease) in trade and other payables	(311,911)	324,547	(147,677)
Increase/(decrease) in tenant security deposits	(16,115)	51,341	(64,016)
Increase in corporate tax liabilities	805,859	777,035	442,091
Cash provided by operating activities	1,255,874	2,161,857	1,251,468
Corporate taxes paid	(402,324)	(429,063)	(398,147)
Finance costs paid	(835,256)	(1,068,007)	(694,494)
Net cash provided by operating activities	18,294	664,787	158,827
Cash flows from investing activities
Cash given on disposition	0	(18,281)	0
Proceeds from sale of real estate investments	1,087,725	0	0
Acquisition of property and equipment	(2,688)	0	(1,522)
Net cash provided by/(used in) investing activities	1,085,037	(18,281)	(1,522)
Cash flows from financing activities
Advances from related party	25,126	13,086	150,894
Proceeds from stock options exercise	0	5,607	0
Proceeds from notes payable to stockholders	125,000	390,000	670,000
Proceeds from line of credit, net	0	0	0
Repayment on finance leases and loans	(1,008,004)	(1,126,095)	(1,026,181)
Net cash used in financing activities	(857,878)	(717,402)	(205,287)
Effect of exchange rates on cash and cash equivalents	(195,612)	73,646	(31,199)
Net increase/(decrease) in cash and cash equivalents	49,840	2,750	(79,181)
Cash and cash equivalents at beginning of year	58,143	55,393	134,574
Cash and cash equivalents at end of year	$ 107,983	$ 58,143	$ 55,393

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)